Shareholders' equity	12 Months Ended
Dec. 31, 2011
Shareholders' equity
12	Shareholders’ equity

Ordinary Shares

The Company was authorized to issue 900,000,000 ordinary shares and 100,000,000 preferred shares, at par value of US$0.001 per share upon inception. On November 13, 2007 the Group issued 1,000 ordinary shares to Mr. Shengcheng Wang, for cash consideration of US$0.001 (adjusted for the effect of the share split on July 18, 2008).

On March 6, 2008, the Company issued 99,000 ordinary shares for cash consideration of US$99 (adjusted for the effect of the share split on July 18, 2008) to companies controlled by Mr. Shengcheng Wang, the Company’s chairman and chief executive officer. Such issuance was accounted for in a manner similar to a share split.

On June 16, 2008, the Company issued 412,300,000 ordinary shares for cash consideration of US$412 (adjusted for the effect of the share split on July 18, 2008). After the issuance, the issued and outstanding ordinary shares of the Company have been increased to 412,400,000 (adjusted for the effect of the share split on July 18, 2008). At the same time, the Company issued 87,600,000 preferred shares (adjusted for the effect of the share split on July 18, 2008) to the existing shareholders controlled by Mr. Shengcheng Wang for cash consideration of US$88. Both issuances were treated as stock splits.

Subsequent to the issuance of the shares, on June 24, 2008, the existing shareholders controlled by Mr. Shengcheng Wang entered into investment agreements with a group of third parties and sold the preferred shares at US$ 60 million.

When the existing shareholders sold the preferred shares, they granted additional rights to the group of third parties with no recourse back to the Company. None of the proceeds from the sale proceeds were received by the Company.

The preferred shares have been treated as a stock split because the purpose of the preferred shares issuance was to obtain wider distribution and to improve marketability of the Company’s equity, and that the issuance did not grant the existing shareholders controlled by Mr. Shengcheng Wang any additional ownership rights to the residual net assets of the Company they did not have previously.

On July 18, 2008, the Company issued 999 additional shares for every outstanding ordinary and Preferred Share. The share issuances were accounted for as a 1,000-for-one share split.

Accordingly, all shares and per share amounts in the accompanying consolidated financial information have been revised on a retroactive basis to reflect the effect of the issuances on November 13, 2007, March 6, 2008 and June 16, 2008.

On July 23, 2008, the existing shareholders controlled by Mr. Shengcheng Wang entered into an agreement to repurchase all the preferred shares for US$60 million plus one month of interest at an annual rate of 8.0%. None of the repurchase cost was borne by the Company. The existing shareholders controlled by Mr. Shengcheng Wang agreed to convert all the existing preferred shares into ordinary shares upon completion of the Company’s US IPO.

On August 7, 2008, the Company completed its US IPO where 7,212,500 ADS, representing 216,375,000 ordinary shares, were sold at a price of US$6.80 per ADS (or US$0.23 per ordinary share). Upon completion of US IPO, all outstanding preferred shares were automatically converted into 87,600,000 ordinary shares.

On December 10, 2009, at the Company’s annual general meeting of shareholders, shareholders approved the increase of the Company’s authorized share capital divided into 3,000,000,000 shares of a par value of US$0.001 each.

As of December 31, 2011, the Company has set aside 1,955,400 ordinary shares as treasury stocks for employees’ future exercise of vested options.

Dividends

On May 22, 2010, the Board declared the distribution of a dividend in form of issuing new fully paid ordinary shares (“New Shares”) at the rate of one New Share for every 10 existing issued ordinary shares held by any shareholder whose name appears on the register of members of the Company at the close of business on June 16, 2010. The issuance of no more than 71,637,500 ordinary shares, par value US$0.001 per share, of the Company as a stock dividend was approved at its extraordinary general meeting of shareholders held on July 19, 2010.

The dividend was paid in the form of additional ordinary shares on December 31, 2010. The number of options and exercise price of all options issued and outstanding has been adjusted to prevent dilution caused by this stock dividend to holders of stock options as approved by the Board of Directors (Note 14). The Group has retroactively adjusted basic and diluted earnings per share for all periods presented to reflect this stock dividend.

On October 28, 2011, the Board declared a special cash dividend of US$0.07667 per ordinary share, representing a total of US$57.5million. As of December 31, 2011, dividend payable of US$26,121,576 was outstanding.

No cash dividend was declared in 2009 and 2010. No stock dividend declared in 2009 and 2011.

	Year ended December 31,
	2011
	RMB
Cash dividend declared and paid		198,414,044
Cash dividend declared but unpaid at December 31, 2011		164,589,438
Subtotal		363,003,482
Effect of exchange rate changes on dividend payable		730,757
Total cash dividend declared during the year		363,734,239
Dividends declared per ordinary share	US$	0.07667

Stock Repurchase to be cancelled

On September 27, 2010, the Board approved a share repurchase program. Under the terms of this program, the Company may repurchase and cancel up to US$6.0 million worth of its issued and outstanding ADSs by and before November 1, 2011. Any repurchase will be made from time to time on the open market at prevailing market prices, in negotiated transactions off the market, in block trades. The timing and extent of any repurchases will depend upon market conditions, the trading price of ADSs and other factors, and be subject to the restrictions relating to volume, price and timing under applicable laws. Up to December 31, 2011, the Company has repurchased 136,520 ADSs (40,956,000 ordinary shares) with the amount of US$3.5 million, including 46,200 ADSs (13,860,000 ordinary shares) with an amount of US$1.5 million repurchased for the year ended December 31, 2010. All shares repurchased have been cancelled as of December 31, 2011.

The Company accounts for shares repurchased but pending for cancellation under the cost method and includes such treasury stock as a component of the common shareholders’ equity.